Subsequent Events (Details) - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 25, 2024	Jan. 03, 2024	Sep. 19, 2023	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022
Subsequent Event [Line Items]
Issue share of common stock (in Dollars per share)					$ 1
Redemption price of per share (in Dollars per share)				$ 10.4762	10.6224
Subsequent Event [Member]
Subsequent Event [Line Items]
Contribute amount			$ 550,000
Initial capital (in Shares)			350,000
Subscription agreement second call amount			$ 200,000
Other borrowed		$ 65,000
Subsequent Event [Member] | October Note [Member]
Subsequent Event [Line Items]
Principal amount	$ 973,116.44	$ 2,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Issue share of common stock (in Dollars per share)					10
Common Stock [Member] | Business Combination [Member]
Subsequent Event [Line Items]
Issue share of common stock (in Dollars per share)					$ 0.1
Class A Common Stock [Member]
Subsequent Event [Line Items]
Aggregate principal amount					$ 10,872,266
Aggregate redemption amount					$ 115,489,643
Public shares remain outstanding (in Shares)					15,630,150	4,757,884	24,869,342
Issued aggregate of shares (in Shares)					1,137,500
Class A Common Stock [Member] | Public Shares [Member]
Subsequent Event [Line Items]
Public shares remain outstanding (in Shares)					4,757,884
Capital Contribution [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issue share of common stock (in Dollars per share)					$ 1